NOTE 4 -PREPAID EXPENSES AND OTHER CURRENT ASSETS - Prepaid Expenses and Other Current Assets (Details) (Quarterly Report [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012
Quarterly Report [Member]
Escrow deposit held for indemnification	$ 300,000	$ 300,000
Prepaid insurance-medical professional liability	183,242	121,197
Total Prepaid Expenses and Other Current Assets	$ 483,242	$ 421,197